UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

FORM N-Q

MARCH 31, 2012

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 1.2%
Johnson Controls Inc.	80,858	$2,626,268

Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	20,899	2,050,192

Media - 11.8%
DISH Network Corp., Class A Shares	142,769	4,701,383
News Corp., Class A Shares	350,084	6,893,154
SES Global SA, FDR	109,545	2,718,193
Time Warner Cable Inc.	73,411	5,982,996
Time Warner Inc.	147,773	5,578,431

Total Media		25,874,157

Multiline Retail - 1.1%
Target Corp.	42,435	2,472,688

Specialty Retail - 1.8%
Home Depot Inc.	77,891	3,918,696

TOTAL CONSUMER DISCRETIONARY		36,942,001

CONSUMER STAPLES - 11.6%
Beverages - 1.9%
Anheuser-Busch InBev NV, ADR	57,718	4,197,253

Food & Staples Retailing - 2.2%
CVS Caremark Corp.	107,461	4,814,253

Household Products - 1.7%
Kimberly-Clark Corp.	50,450	3,727,750

Tobacco - 5.8%
Altria Group Inc.	54,026	1,667,783
Lorillard Inc.	23,519	3,045,240
Philip Morris International Inc.	92,094	8,160,449

Total Tobacco		12,873,472

TOTAL CONSUMER STAPLES		25,612,728

ENERGY - 12.3%
Energy Equipment & Services - 2.1%
Halliburton Co.	87,137	2,892,077
Transocean Ltd.	30,776	1,683,447

Total Energy Equipment & Services		4,575,524

Oil, Gas & Consumable Fuels - 10.2%
Apache Corp.	19,314	1,939,898
Chevron Corp.	42,458	4,553,196
El Paso Corp.	197,392	5,832,934
Exxon Mobil Corp.	60,750	5,268,848
Royal Dutch Shell PLC, ADR, Class A Shares	41,065	2,879,888
Suncor Energy Inc.	65,471	2,140,902

Total Oil, Gas & Consumable Fuels		22,615,666

TOTAL ENERGY		27,191,190

FINANCIALS - 23.2%
Capital Markets - 2.9%
Bank of New York Mellon Corp.	64,882	1,565,603
State Street Corp.	104,449	4,752,429

Total Capital Markets		6,318,032

Commercial Banks - 6.9%
U.S. Bancorp	219,042	6,939,251
Wells Fargo & Co.	242,809	8,289,499

Total Commercial Banks		15,228,750

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Consumer Finance - 2.7%
American Express Co.	63,817	$3,692,452
Capital One Financial Corp.	41,264	2,300,055

Total Consumer Finance		5,992,507

Diversified Financial Services - 3.9%
JPMorgan Chase & Co.	187,799	8,634,998

Insurance - 6.8%
Loews Corp.	72,043	2,872,354
Marsh & McLennan Cos. Inc.	116,027	3,804,525
MetLife Inc.	71,937	2,686,847
Progressive Corp.	101,664	2,356,572
Travelers Cos. Inc.	53,090	3,142,928

Total Insurance		14,863,226

TOTAL FINANCIALS		51,037,513

HEALTH CARE - 7.0%
Health Care Providers & Services - 1.1%
WellPoint Inc.	33,953	2,505,732

Pharmaceuticals - 5.9%
Johnson & Johnson	55,783	3,679,447
Merck & Co. Inc.	119,266	4,579,814
Novartis AG, ADR	39,422	2,184,373
Pfizer Inc.	106,985	2,424,280

Total Pharmaceuticals		12,867,914

TOTAL HEALTH CARE		15,373,646

INDUSTRIALS - 9.4%
Aerospace & Defense - 3.3%
Honeywell International Inc.	84,146	5,137,113
Raytheon Co.	41,910	2,212,010

Total Aerospace & Defense		7,349,123

Industrial Conglomerates - 4.2%
General Electric Co.	234,181	4,700,013
United Technologies Corp.	53,828	4,464,494

Total Industrial Conglomerates		9,164,507

Machinery - 1.9%
Illinois Tool Works Inc.	72,152	4,121,322

TOTAL INDUSTRIALS		20,634,952

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.6%
Motorola Solutions Inc.	68,223	3,467,775

Computers & Peripherals - 0.8%
Hewlett-Packard Co.	72,098	1,718,095

Electronic Equipment, Instruments & Components - 1.6%
TE Connectivity Ltd.	94,003	3,454,610

IT Services - 2.6%
International Business Machines Corp.	27,798	5,800,053

Office Electronics - 1.2%
Xerox Corp.	341,740	2,761,259

Software - 1.8%
Microsoft Corp.	120,162	3,875,225

TOTAL INFORMATION TECHNOLOGY		21,077,017

MATERIALS - 3.1%
Chemicals - 1.7%
Air Products & Chemicals Inc.	39,938	3,666,308

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Containers & Packaging - 1.4%
Crown Holdings Inc.	86,443	$3,183,696	*

TOTAL MATERIALS		6,850,004

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T Inc.	95,698	2,988,649
CenturyLink Inc.	69,749	2,695,799
Verizon Communications Inc.	58,349	2,230,682

TOTAL TELECOMMUNICATION SERVICES		7,915,130

UTILITIES - 1.9%
Multi-Utilities - 1.9%
Sempra Energy	70,120	4,204,395

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $149,356,212)		216,838,576

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Interest in $625,000,000 joint tri-party repurchase agreement dated 3/30/12 with RBS Securities Inc.; Proceeds at maturity-$3,353,020; (Fully collateralized by various U.S. government agency obligations, 0.170% to 7.125% due 4/20/12 to 1/15/30; Market value-$3,420,063) (Cost-$3,353,000)	0.070%	4/2/12	$3,353,000	3,353,000

TOTAL INVESTMENTS - 100.0% (Cost - $152,709,212#)				220,191,576
Other Assets in Excess of Liabilities - 0.0%				103,504

TOTAL NET ASSETS - 100.0%				$220,295,080

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Foreign Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$216,838,576	—	—	$216,838,576
Short-term investments†	—	$3,353,000	—	3,353,000

Total investments	$216,838,576	$3,353,000	—	$220,191,576

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

3. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$73,449,803
Gross unrealized depreciation	(5,967,439)

Net unrealized appreciation	$67,482,364

Notes to Schedule of Investments (unaudited) (continued)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2012, the Portfolio did not invest in any derivative instruments.

5. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 29, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 29, 2012